ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($)	Jun. 30, 2026	Mar. 31, 2026
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 822,052	$ 298,194
Accrued liabilities	430,284	596,159
Total	$ 1,252,336	$ 894,353